Revenue From Contract With Customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Air traffic liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 557,331	$ 470,695
Sales	3,320,260	1,801,347
Revenue recognition	(2,623,256)	(1,326,627)
Tax recognition	(450,541)	(218,624)
Reimbursements	(105,508)	(129,296)
Interline tickets	(52,496)	(26,436)
Other	6,015	(13,728)
Balance at end of year	651,805	557,331
Frequent flyer liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	95,114	91,213
Deferred of revenue	47,711	28,202
Revenue recognition	(31,299)	(24,301)
Balance at end of year	111,526	95,114
Current	55,292	34,719
Non-current	$ 56,234	$ 60,395